Expense Example - Victory Pioneer Equity Premium Income Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 345
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,747
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,362
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,169
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,257